EMPLOYEE BENEFIT PLANS - Schedule of Plan assets and benefit obligation of the defined benefit plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Change in benefit obligation:
Benefit obligation at end of fiscal year	$ 6,527
Amounts recognized in the statement of financial position consist of:
Non-Current Assets	1,016
Pension Plan
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	17,067	$ 16,099
Interest cost	263	883	$ 867
Benefits paid	(543)	(1,095)
Benefits paid related to pension termination	(15,784)	0
Actuarial (gain) loss	(1,003)	1,180
Benefit obligation at end of fiscal year	0	17,067	16,099
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	22,275	19,283
Actual return on plan assets	152	4,087
Company contributions	0	0
Benefits paid	(543)	(1,095)
Benefits paid related to pension termination	(15,784)	0
Return of excess plan assets	(6,100)	0
Fair value of plan assets at end of fiscal year	0	22,275	19,283
Projected benefit obligation in excess of plan assets	0	5,208
Amounts recognized in the statement of financial position consist of:
Non-Current Assets	0	5,208
Accrued liabilities	0	0
Other liabilities (long-term)	0	0
Total Liabilities	0	5,208
Net actuarial losses	0	(2,229)
Deferred taxes	0	468
Total accumulated other comprehensive loss, net of tax	0	(1,761)
Net amount recognized at September 30,	0	3,447
Accumulated benefit obligations	0	17,067
Information for plans with accumulated benefit obligations in excess of plan assets:
ABO	0	17,066
PBO	0	17,066
Fair value of plan assets	0	22,274
Supplemental Employee Retirement Plan
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	10,173	10,308
Interest cost	362	475	454
Benefits paid	(1,845)	(1,848)
Benefits paid related to pension termination	0	0
Actuarial (gain) loss	878	1,238
Benefit obligation at end of fiscal year	9,568	10,173	10,308
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	0	0
Actual return on plan assets	0	0
Company contributions	1,845	1,848
Benefits paid	(1,845)	(1,848)
Benefits paid related to pension termination	0	0
Return of excess plan assets	0
Fair value of plan assets at end of fiscal year	0	0	$ 0
Projected benefit obligation in excess of plan assets	(9,568)	(10,173)
Amounts recognized in the statement of financial position consist of:
Non-Current Assets	0	0
Accrued liabilities	(1,764)	(1,774)
Other liabilities (long-term)	(7,804)	(8,399)
Total Liabilities	(9,568)	(10,173)
Net actuarial losses	6,972	5,979
Deferred taxes	(1,669)	(2,885)
Total accumulated other comprehensive loss, net of tax	5,303	3,094
Net amount recognized at September 30,	(4,265)	(7,079)
Accumulated benefit obligations	9,568	10,173
Information for plans with accumulated benefit obligations in excess of plan assets:
ABO	9,568	10,173
PBO	9,568	10,173
Fair value of plan assets	$ 0	$ 0